Nature of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Nature of Business and Basis of Presentation [Abstract]
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

We are a technology solution company focused on the health care industry. Our objective is to bring better access to better care by leveraging our proprietary technology to provide on demand savings and clinical messaging within physicians’ and patients’ web based platforms, including Electronic Health Records, e-prescribing platforms, pharmacies and Patient Portals. Initially defined as a marketing and advertising company through its consumer website, OptimizeRx.com, we have matured as a technology solutions provider through our direct to physician solutions, which allows physicians to automatically display and distribute sample vouchers and/or co-pay coupons electronically within the ePrescription platform to pharmacies on behalf of their patients. The OptimizeRx solution is integrated into the ePrescribing or Electronic Medical Records applications, but can also be accessed on their mobile device as well as an application on a prescriber’s desktop.

Our solutions provide health care institutions with an alternative option to the traditional inefficiencies and issues associated with storing and managing physical drug samples and pre-printed coupons and provides better access and affordability to patients to improve affordability, adherence, education and outcomes. In turn, we provide pharmaceutical manufacturers with both direct to consumer and direct to physician channels for more efficiently communicating and promoting their products and savings with a method of transparent return on investment.

The consolidated financial statements for the three month periods ended March 31, 2016 and 2015 have been prepared by us without audit pursuant to the rules and regulations of the U.S. Securities and Exchange Commission. In the opinion of management, all adjustments necessary to present fairly our financial position, results of operations, and cash flows as of March 31, 2016 and 2015, and for the periods then ended, have been made. Those adjustments consist of normal and recurring adjustments. The consolidated balance sheet as of December 31, 2015, has been derived from the audited consolidated balance sheet as of that date.

Certain information and note disclosures normally included in our annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted. These consolidated financial statements should be read in conjunction with a reading of the financial statements and notes thereto included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2015, as filed with the U.S. Securities and Exchange Commission.

The results of operations for the three month period ended March 31, 2016, are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the prior period’s consolidated financial statements to conform to the current period’s presentation.

NOTE 1 – NATURE OF BUSINESS

OptimizeRx Corporation is a technology solutions company targeting the healthcare industry. Our objective is to bring better access to better healthcare through connecting patients, physicians and pharmaceutical manufacturers through technology. Originally defined as a marketing and advertising company through our consumer website, we have matured into a technology solutions provider with our direct to physician solution, SampleMD. SampleMD allows physicians to search, print and send available sample trial vouchers and/or co-pay coupons on behalf of their patients. The SampleMD solution is integrated into the physician’s ePrescribing or Electronic Health Record applications, but can also be a stand-alone desktop application. OptimizeRx solutions provide pharmaceutical manufacturers a direct to physician channel for communicating and promoting their products. It allows healthcare providers a means to provide sampling and coupons without having to physically store samples on site, and it provides better access and affordability to patients.

The company was originally formed as Optimizer Systems, LLC in the State of Michigan on January 31, 2006. It converted its form to a corporation on October 22, 2007 and changed its name to OptimizeRx Corporation. On April 14, 2008, RFID, Ltd., a Colorado corporation, consummated a reverse merger by entering into a share exchange agreement with the stockholders of OptimizeRx Corporation, pursuant to which the stockholders of OptimizeRx Corporation exchanged all of the issued and outstanding capital stock of OptimizeRx Corporation for 1,256,958 shares of common stock of RFID, Ltd., representing 100% of the outstanding capital stock of RFID, Ltd. As of April 30, 2008, RFID’s officers and directors resigned their positions and RFID changed its business to OptimizeRx’s business. On April 15, 2008, RFID, Ltd.’s corporate name was changed to OptimizeRx Corporation. On September 4, 2008, a migratory merger was completed, thereby changing the state of incorporation from Colorado to Nevada, resulting in the current corporate structure, in which OptimizeRx Corporation, a Nevada corporation, is the parent corporation, and OptimizeRx Corporation, a Michigan corporation, is its wholly-owned subsidiary (together, "OptimizeRx" and "the Company").